Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000248535 | FR_91282CLB5
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | FR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | FR_91282CJS1
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | FR_91282CKY6
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | FR_91282CLG4
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | FR_91282CJP7
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248535 | FR_91282CKV2
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248535 | FR_91282CLH2
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248535 | FR_91282CJL6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248535 | FR_91282CKB6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248535 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248538 | FR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000248538 | FR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | FR_91282CGM7
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | FR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | FR_91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | FR_91282CEP2
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | FR_91282CDY4
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | FR_91282CDJ7
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000248538 | FR_91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000248538 | FR_91282CHC8
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000248538 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000247881 | FR_464288588
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000247881 | FR_82889N525
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000247881 | FR_464288661
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000247881 | FR_808524862
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000247881 | FR_92206C409
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000247881 | FR_808524680
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000247881 | FR_92206C813
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000247881 | FR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000247881 | FR_97717W471
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247881 | FR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247881 | SectorDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000247881 | SectorDomestic Specialty
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247881 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247881 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000225934 | FR_758075402
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000225934 | FR_16934Q802
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225934 | FR_55272X607
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225934 | FR_505743104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225934 | FR_001228501
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225934 | FR_28852N109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225934 | FR_64828T201
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225934 | FR_90187B804
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225934 | FR_649604840
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225934 | FR_85571B105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225934 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000133150 | FR_912797ME4_0.010000_2024-12-03
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000133150 | FR_912797KT3_0.010000_2024-10-10
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000133150 | FR_912797GL5_0.010000_2024-09-05
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000133150 | FR_912797MA2_0.010000_2024-11-05
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000133150 | FR_97717Y527
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000133150 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000230569 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000230569 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230569 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230569 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230569 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230569 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230569 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230569 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230569 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230569 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000230569 | 9848892
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230569 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000230569 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.10%
C000230570 | FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000230570 | FR_067901108
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000230570 | FR_008474108
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000230570 | FR_351858956
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230570 | FR_G0378L100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230570 | FR_671745909
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230570 | FR_496902404
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230570 | FR_962879102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230570 | FR_38059T106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230570 | FR_011532108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230570 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000230570 | 9848745
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000230570 | United States
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000230570 | Canada
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000230570 | Australia
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000230570 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230570 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230570 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000060975 | FR_912797MA2_0.010000_2024-11-05
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000060975 | FR_97717Y527
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000060975 | FR_912797LH8_0.010000_2024-09-17
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000060975 | FR_795991009_5.330000_2024-09-03
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000060975 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000104506 | FR_G5975LAF3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104506 | FR_ACI20JDH8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104506 | FR_64132NAC0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000104506 | FR_279158AS8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000104506 | FR_80007RAE5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000104506 | FR_G2588BAA2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000104506 | FR_67091TAF2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000104506 | FR_ACI2N3K07
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104506 | FR_88032XAN4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104506 | FR_73730EAG8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000104506 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000104506 | 9842316
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000104506 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000104506 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000104506 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000104506 | Chile
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000104506 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000104506 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000104506 | India
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000104506 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000104506 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000104506 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088998 | FR_795991009_5.330000_2024-09-03
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000088998 | FR_ACI1MK228
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088998 | FR_ACI0HBFT3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088998 | FR_ACI29YYS9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088998 | FR_ACI0WBWG5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088998 | FR_ACI23CXV7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088998 | FR_ACI0ZV4S3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088998 | FR_ACI0K3LV5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088998 | FR_ACI2CRX85
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088998 | FR_ACI22YPY3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088998 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088998 | 9840943
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000088998 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000088998 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000088998 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000088998 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000088998 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000088998 | Poland
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000088998 | Supranational Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000088998 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088998 | China
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000088998 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221364 | FR_97717Y527
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221364 | FR_912797LD7_0.010000_2024-11-14
Holdings [Line Items]
Percent of Net Asset Value	75.40%
C000221364 | FR_97720F101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221364 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000136444 | FR_91282CKM2
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000136444 | FR_91282CJU6
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000136444 | FR_91282CJD4
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000136444 | FR_91282CLA7
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000136444 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134342 | FR_82967NBC1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134342 | FR_737446AQ7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134342 | FR_23918KAT5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000134342 | FR_68622TAB7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000134342 | FR_12543DBK5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000134342 | FR_12543DBG4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000134342 | FR_15135BAT8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000134342 | FR_880349AU9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134342 | FR_527298BV4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134342 | FR_92556HAE7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134342 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000134336 | FR_91282CKB6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134336 | FR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134336 | FR_91282CGM7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134336 | FR_91282CHC8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134336 | FR_795991009_5.330000_2024-09-03
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000134336 | FR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134336 | FR_912828ZQ6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134336 | FR_31418DSH6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134336 | FR_91282CDK4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134336 | FR_912828M56
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000134336 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000079238 | FR_97717Y527
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000079238 | FR_97720F101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000079238 | FR_912797HE0_0.010000_2024-10-31
Holdings [Line Items]
Percent of Net Asset Value	82.40%
C000079238 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000210706 | FR_31418EB82
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000210706 | FR_36179WP93
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210706 | FR_21H052694
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000210706 | FR_3140XNAA2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210706 | FR_31418EAM2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210706 | FR_36179WNE4
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000210706 | FR_31418EJF8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000210706 | FR_31418EJN1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210706 | FR_31418EHH6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210706 | FR_31418EE48
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210706 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000152580 | FR_912797GL5_0.010000_2024-09-05
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000152580 | FR_97717Y527
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152580 | FR_912797GW1_0.010000_2024-10-03
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000152580 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000222596 | FR_912797HE0_0.010000_2024-10-31
Holdings [Line Items]
Percent of Net Asset Value	72.50%
C000222596 | FR_ADI2QFRY4
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000222596 | FR_ADI2MJZV7
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222596 | FR_ADI2QFRT5
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222596 | FR_ADI2MJZS4
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222596 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000239876 | FR_91282CLG4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000239876 | FR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000239876 | FR_91282CBH3
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000239876 | FR_912810SW9
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000239876 | FR_91282CAT8
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000239876 | FR_3140QNEN8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000239876 | FR_880591EP3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000239876 | FR_880591EY4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000239876 | FR_31418EU99
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000239876 | FR_3133XFJ49
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000239876 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156663 | FR_880591EH1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156663 | FR_880591CS9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156663 | FR_3133XGAY0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156663 | FR_3128X75U4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156663 | FR_91282CCV1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156663 | FR_91282CEN7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156663 | FR_91282CBP5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156663 | FR_91282CCP4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156663 | FR_91282CJR3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156663 | FR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156663 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000184315 | FR_91282CBH3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000184315 | FR_91282CCP4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000184315 | FR_912828ZS2
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000184315 | FR_912828ZT0
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000184315 | FR_91282CCF6
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000184315 | FR_912828ZF0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000184315 | FR_471048CJ5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000184315 | FR_38141GXM1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000184315 | FR_3137BVZ82
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000184315 | FR_31418EAS9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000184315 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%